Statements of Loss and Comprehensive Loss (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Expenses
General and administrative expenses	$ (98,578)	$ (90,464)	$ (142,430)
Other Income/(Expenses)
Interest Income	10,911	32,150	18,734
Bank Charges	(563)	(477)	(687)
Total other income	10,348	31,673	18,047
Net loss	(88,230)	(58,791)	(124,383)
Loss per common share, basic and diluted	$ 0.00	$ 0.00	$ 0.00
Weighted average number of shares, basic and diluted	4,799,902,350	4,799,902,350	4,226,736,452
Other Comprehensive Loss	0	0	0
Comprehensive Loss	$ (88,230)	$ (58,791)	$ (124,383)